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                                                                THE HARTFORD

May 1, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    Hartford Leaders Vision (Series I and IR)
    File No. 333-95785

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

  1. The Prospectus Supplement and Statement of Additional Information Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

  2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 7, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5445.

Very truly yours,

/s/ Christopher M. Grinnell

Christopher M. Grinnell
Counsel and Assistant Vice President